Transaction with Related Parties - Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Drilling units operating expenses	$ 136,772	$ 146,194
General and administrative expenses	31,507	31,091
Related Party
Revenues - commission fees	2,928	6,344
Drilling units operating expenses	287	405
General and administrative expenses	$ 6,482	$ 7,906